DEPOSITS - Major classifications of deposits (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Sep. 30, 2012	Sep. 30, 2011
Deposits Liabilities, Balance Sheet, Reported Amounts [Abstract]
Money market deposit accounts	$ 68,861	$ 69,735	$ 75,649
Interest-bearing checking accounts	35,640	33,659	29,658
Non-interest-bearing checking accounts	3,116	3,711	3,847
Passbook, club and statement savings	72,260	71,083	70,623
Certificates maturing in six months or less	89,095	71,173	52,539
Certificates maturing in more than six months	147,125	176,241	203,698
Total deposits	$ 416,097	$ 425,602	$ 436,014
Percentage Of Deposit Liabilities [Abstract]
Money market deposit accounts	16.50%	16.40%	17.40%
Interest-bearing checking accounts	8.60%	7.90%	6.80%
Non-interest-bearing checking accounts	0.70%	0.90%	0.90%
Passbook, club and statement savings	17.40%	16.70%	16.20%
Certificates maturing in six months or less	21.40%	16.70%	12.00%
Certificates maturing in more than six months	35.40%	41.40%	46.70%
Total	100.00%	100.00%	100.00%